Average Annual Total Returns - Large Cap Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
Class AMF
Prospectus [Line Items]
Average Annual Return, Percent		18.72%	13.37%	11.56%
Class AMF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.06%	11.63%	8.87%
Class AMF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.30%	10.44%	8.54%
Class H
Prospectus [Line Items]
Average Annual Return, Percent		18.81%	13.61%	11.77%

[1]	The S&P 500 Index is an unmanaged index including 500 of the leading companies in the leading industries of the U.S. economy. The S&P 500 Index focuses on the large- cap segment of the market with approximately 75% coverage of U.S. equities, and is a proxy for the total stock market.